Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

Our Board of Directors is responsible for reviewing the Company’s cybersecurity risk management and control systems in relation to the financial reporting by the Company, including the Company’s cybersecurity strategy. We maintain a process for assessing, identifying and managing material risks from cybersecurity threats, including risks relating to disruption of business operations or financial reporting systems, intellectual property theft; fraud; extortion; harm to employees or customers; violation of privacy laws and other litigation and legal risk; and reputational risk, as part of our overall risk management system and processes. We asses and manage our cybersecurity risks though our Information Technologies (“IT”) Committee, which is integrated by the Chief Executive Officer and the Chief Financial Officer. The Chief Executive Officer presents to our Board of Directors, on a yearly basis, the work carried out on the identification, categorization, and mitigation procedures put in place in relation to the most relevant risks of the company, including cybersecurity risks. In this sense, risks related to cybersecurity have been categorized as “high relevance” for the Company.

Our IT department is responsible for targeted and regular monitoring of cybersecurity risks. They independently and continuously monitor cybersecurity risks and countermeasures to defend against such threats and, in the event of a cybersecurity threat or cybersecurity incident, inform executive management and our Board of Directors.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors acknowledges the significance of robust cybersecurity management programs and actively participates in overseeing and reviewing our cybersecurity risk profile and exposures.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors acknowledges the significance of robust cybersecurity management programs and actively participates in overseeing and reviewing our cybersecurity risk profile and exposures.

The board of directors receives reports on cybersecurity risks, including recent legislative developments and evolving standards on cybersecurity, key issues, priorities and challenges in our cybersecurity management, and relevant data or metrics. The board of directors also receives prompt and timely information regarding any significant cybersecurity incidents, as well as ongoing updates regarding any such incidents. Furthermore, in the event of any significant updates or adjustments to our cybersecurity related policies, the head of cybersecurity will present them to the board of directors for their review and approval.

Our head of cybersecurity leads the overall assessment, identification and management of risks related to cybersecurity threats. He works collaboratively within our Group and receives regular briefings on cybersecurity matters, such as report on cybersecurity incidents and responses and remedial measures.

Our head of cybersecurity and their dedicated staff are responsible for the daily management of our cybersecurity efforts. This includes updates and refinement of cybersecurity policies, execution and management of cybersecurity measures, and the preparation of regular reports on cybersecurity execution. Their primary focus is to consistently update our cybersecurity programs and mitigation strategies, ensuring they align with industry best practices and procedures.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	false